RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
An Adient Stock Fund was established in the Plan in order to hold distributed shares as a result of the 2016 spin-off of the Johnson Controls International plc Automotive Experience business. The Adient Stock Fund is a closed investment in the Plan, which means balances can be taken out of the Adient Stock Fund but no new contributions or exchanges can be made into this Fund.
For 2025, the Plan had an investment gain of $1.7 million and sold its remaining units in the Adient Stock Fund of $8.0 million, resulting in no investment in the Adient Stock Fund at December 31, 2025. The total value of the Plan’s investment in the Adient Stock Fund was $6.3 million at December 31, 2024.
For 2025, the Plan purchased units in the Johnson Controls International plc Stock Fund ("JCI plc Stock Fund") of $23.1 million and had an investment gain of $188.3 million. The Plan also sold units of $71.9 million in 2025. Additionally, the Plan's investment in the JCI plc Stock Fund decreased by $8.8 million as a result of the Company's sale of the Residential and Light Commercial business. The total value of the Plan’s investment in the JCI plc Stock Fund was approximately $505.6 million and $375.0 million at December 31, 2025 and 2024, respectively.
The unit values of the JCI plc Stock Fund and Adient Stock Fund are recorded and maintained by Fidelity and the Plan. Plan participants may direct up to 25% of their employee and employer contributions to the JCI plc Stock Fund. In addition, participants may exchange a portion of their account balance into the JCI plc Stock Fund, provided the transaction does not cause the portion of their account balance invested in the JCI plc Stock Fund to exceed 25%.
Certain of the assets of the Master Trust are invested in registered investment companies managed by Fidelity, for which Fidelity Management & Research Company (“FMR Co.”) provides investment advisory services. FMR Co. is an affiliate of both Fidelity, record keeper of the Plan, and Fidelity Workplace Services, LLC. Expenses paid to FMR Co. and/or its affiliates by the Plan during the year ended December 31, 2025 was $1.7 million. These transactions and investments, as well as participant loans, qualify as exempt “party-in-interest” transactions, as “party-in-interest” is defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering services to the Plan, the Company and certain others.